Other administrative expenses - Schedule of other administrative expenses (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other administrative expenses
Travel expenses and marketing	kr (11)	kr (11)	kr (10)
IT and information system (incl. fees)	(174)	(166)	(165)
Other fees	(36)	(35)	(32)
Premises	(10)	(10)	(9)
Other	(7)	(7)	(6)
Total other administrative expenses	kr (239)	kr (229)	kr (222)